Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
Interest on financing agreements	$ 25,631	$ 37,228
Less: Interest capitalized	(2,410)	(736)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss (Note 14)	(212)	(551)
Amortization of debt (loan & lease) issuance costs	1,381	1,633
Other bank and finance charges	949	559
Interest and finance costs	$ 25,339	$ 38,133